Initial Public Offering (Details)	Dec. 18, 2025 $ / shares shares
Initial Public Offering [Line Items]
Shares of public right	1
Ordinary shares price per share | $ / shares	$ 0.0001
Subsequent Event [Member]
Initial Public Offering [Line Items]
Shares of public right	1
Ordinary shares price per share | $ / shares	$ 0.0001
Ordinary Shares [Member]
Initial Public Offering [Line Items]
Number of shares in a unit	1
Business Combination [Member]
Initial Public Offering [Line Items]
Number of shares in a unit	1
Business Combination [Member] | Subsequent Event [Member]
Initial Public Offering [Line Items]
Number of shares in a unit	1
Business Combination [Member] | Ordinary Shares [Member]
Initial Public Offering [Line Items]
Number of shares in a unit	1
Initial Public Offering [Member]
Initial Public Offering [Line Items]
Units issued	23,000,000
Initial Public Offering [Member] | Subsequent Event [Member]
Initial Public Offering [Line Items]
Units issued	23,000,000
Number of shares in a unit	1
Initial Public Offering [Member] | Ordinary Shares [Member]
Initial Public Offering [Line Items]
Number of shares in a unit	1
Initial Public Offering [Member] | Ordinary Shares [Member] | Subsequent Event [Member]
Initial Public Offering [Line Items]
Number of shares in a unit	1
Over-Allotment Option [Member]
Initial Public Offering [Line Items]
Units issued	3,000,000
Purchaes price per unit | $ / shares	$ 10
Over-Allotment Option [Member] | Subsequent Event [Member]
Initial Public Offering [Line Items]
Units issued	3,000,000
Purchaes price per unit | $ / shares	$ 10